Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2014	Jun. 19, 2014	Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	HydroPhi Technologies Group, Inc.
Entity Central Index Key	0001496741
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 56,416,896
Entity Common Stock, Shares Outstanding		102,665,126
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014